Wilson Bank Holding Company - Parent Company Financial Information	12 Months Ended
Dec. 31, 2015
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Wilson Bank Holding Company - Parent Company Financial Information
Wilson Bank Holding Company -
Parent Company Financial Information
WILSON BANK HOLDING COMPANY
(Parent Company Only)
Balance Sheets
December 31, 2015 and 2014

	Dollars In Thousands
	2015		2014
ASSETS
Cash	$1,685	*	1,120	*
Investment in wholly-owned commercial bank subsidiary	221,555		199,560
Refundable income taxes	198		212
Total assets	$223,438		200,892
LIABILITIES AND STOCKHOLDERS’ EQUITY
Stockholders’ equity:
Common stock, par value $2.00 per share, authorized 15,000,000 shares, 7,652,144 and 7,571,968 shares issued and outstanding, respectively	$15,304		15,144
Additional paid-in capital	61,339		57,709
Retained earnings	147,646		128,718
Net unrealized losses on available-for-sale securities, net of income taxes of $527 and $421, respectively	(851)		(679)
Total stockholders’ equity	223,438		200,892
Total liabilities and stockholders’ equity	$223,438		200,892

*	Eliminated in consolidation.

WILSON BANK HOLDING COMPANY
(Parent Company Only)
Statements of Earnings and Comprehensive Earnings
Three Years Ended December 31, 2015

	Dollars In Thousands
	2015		2014		2013
Expenses:
Directors’ fees	$350		351		337
Other	152		191		83
Loss before Federal income tax benefits and equity in undistributed earnings of commercial bank subsidiary	(502)		(542)		(420)
Federal income tax benefits	198		212		173
	(304)		(330)		(247)
Equity in undistributed earnings of commercial bank subsidiary	24,167	*	21,107	*	16,116	*
Net earnings	23,863		20,777		15,869
Other comprehensive earnings (losses), net of tax:
Net unrealized gains (losses) on available-for-sale- securities arising during period, net of taxes of $35, $2,454 and $4,231, respectively	(58)		3,953		(6,820)
Reclassification adjustments for net gains included in net earnings, net of taxes of $71, $209 and $30, respectively	(114)		(336)		(48)
Other comprehensive earnings (losses)	(172)		3,617		(6,868)
Comprehensive earnings	$23,691		24,394		9,001

*	Eliminated in consolidation

WILSON BANK HOLDING COMPANY
(Parent Company Only)
Statements of Changes in Stockholders’ Equity
Three Years Ended December 31, 2015

	Dollars In Thousands
	Common Stock	Additional Paid-In Capital	Retained Earnings	Net Unrealized Gain (Loss) On Available-For-Sale Securities	Total
Balance December 31, 2012	$14,838	51,242	101,046	2,572	169,698
Cash dividends declared, $.60 per share	—	—	(4,464)	—	(4,464)
Issuance of 73,411 shares of stock pursuant to dividend reinvestment plan	147	3,101	—	—	3,248
Issuance of 5,973 shares of stock pursuant to exercise of stock options	12	144	—	—	156
Share based compensation expense	—	32	—	—	32
Net change in fair value of available-for-sale securities during the year, net of taxes of $4,261	—	—	—	(6,868)	(6,868)
Net earnings for the year	—	—	15,869	—	15,869
Balance December 31, 2013	14,997	54,519	112,451	(4,296)	177,671
Cash dividends declared, $.60 per share	—	—	(4,510)	—	(4,510)
Issuance of 69,289 shares of stock pursuant to dividend reinvestment plan	139	3,065	—	—	3,204
Issuance of 6,144 shares of stock pursuant to exercise of stock options	12	174	—	—	186
Share based compensation expense	—	41	—	—	41
Net change in fair value of available-for-sale securities during the year, net of taxes of $2,245	—	—	—	3,617	3,617
Repurchase of 2,053 common shares	(4)	(90)			(94)
Net earnings for the year	—	—	20,777	—	20,777
Balance December 31, 2014	15,144	57,709	128,718	(679)	200,892
Cash dividends declared, $.65 per share	—	—	(4,935)	—	(4,935)
Issuance of 72,543 shares of stock pursuant to dividend reinvestment plan	145	3,366	—	—	3,511
Issuance of 7,633 shares of stock pursuant to exercise of stock options	15	226	—	—	241
Share based compensation expense	—	38	—	—	38
Net change in fair value of available-for-sale securities during the year, net of taxes of $106	—	—	—	(172)	(172)
Net earnings for the year	—	—	23,863	—	23,863
Balance December 31, 2015	$15,304	61,339	147,646	(851)	223,438

WILSON BANK HOLDING COMPANY
(Parent Company Only)
Statements of Cash Flows
Three Years Ended December 31, 2015
Increase (Decrease) in Cash and Cash Equivalents

	Dollars In Thousands
	2015	2014	2013
Cash flows from operating activities:
Cash paid to suppliers and other	$(464)	(501)	(388)
Tax benefits received	212	173	173
Net cash used in operating activities	(252)	(328)	(215)
Cash flows from investing activities:
Dividends received from commercial bank subsidiary	2,000	—	2,600
Net cash provided by investing activities	2,000	—	2,600
Cash flows from financing activities:
Dividends paid	(4,935)	(4,510)	(4,464)
Proceeds from sale of stock pursuant to dividend reinvestment	3,511	3,204	3,248
Proceeds from exercise of stock options	241	186	156
Common shares repurchased	—	(94)	—
Net cash used in financing activities	(1,183)	(1,214)	(1,060)
Net increase (decrease) in cash and cash equivalents	565	(1,542)	1,325
Cash and cash equivalents at beginning of year	1,120	2,662	1,337
Cash and cash equivalents at end of year	$1,685	1,120	2,662

WILSON BANK HOLDING COMPANY
(Parent Company Only)
Statements of Cash Flows, Continued
Three Years Ended December 31, 2015
Increase (Decrease) in Cash and Cash Equivalents

	Dollars in Thousands
	2015	2014	2013
Reconciliation of net earnings to net cash used in operating activities:
Net earnings	$23,863	20,777	15,869
Adjustments to reconcile net earnings to net cash used in operating activities:
Equity in earnings of commercial bank subsidiary	(24,167)	(21,107)	(16,116)
Decrease (increase) in refundable income taxes	14	(39)	—
Share based compensation expense	38	41	32
Total adjustments	(24,115)	(21,105)	(16,084)
Net cash used in operating activities	$(252)	(328)	(215)